Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	₨ 147,210	$ 1,766	₨ 147,657	₨ 151,275
Enacted income tax rate in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense	₨ 51,435		₨ 51,591	₨ 52,855
Income exempt from tax	(14,897)		(17,398)	(17,503)
Basis differences that will reverse during a tax holiday period	(202)		268	1,348
Income taxed at higher/ (lower) rates	(7,497)		(3,818)	(5,649)
Taxes related to prior years	2,567		(536)	(5,499)
Changes in unrecognized deferred tax assets	1,092		618	669
Expenses disallowed for tax purpose	3,945		3,563	2,898
Others, net	(354)		(296)	(173)
Income tax expense	₨ 36,089	$ 433	₨ 33,992	₨ 28,946
Effective income tax rate	24.52%	24.52%	23.02%	19.13%